SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Receivables [Abstract]
Beginning balance	$ 6,872	$ 26,272
Provision (recovery)	160,254	(16,776)
Write off		(2,366)
Foreign currency translation adjustments	(7,100)	(258)
Ending balance	$ 160,026	$ 6,872